Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 1,798	$ 1,897
Marketable securities - current	118	1,439
Accounts receivable - net of allowances of $91 and $94	4,154	4,238
Inventories
Finished goods	1,655	1,723
Work in process	1,008	1,081
Raw materials and supplies	855	902
Total inventories	3,518	3,706
Other current assets	1,398	1,023
Total current assets	10,986	12,303
Marketable securities - non-current	9	15
Investments	117	102
Property, plant and equipment	23,098	22,841
Less: Accumulated depreciation	(14,583)	(14,352)
Property, plant and equipment - net	8,515	8,489
Goodwill	9,249	7,050
Intangible assets - net	2,601	1,435
Prepaid pension benefits	188	46
Other assets	1,053	1,769
Total assets	32,718	31,209
Current liabilities
Short-term borrowings and current portion of long-term debt	2,044	106
Accounts payable	1,694	1,807
Accrued payroll	644	732
Accrued income taxes	332	435
Other current liabilities	2,404	2,884
Total current liabilities	7,118	5,964
Long-term debt	8,753	6,705
Pension and postretirement benefits	3,520	3,843
Other liabilities	1,580	1,555
Total liabilities	$ 20,971	$ 18,067
Commitments and contingencies (Note 14)
3M Company shareholders' equity:
Common stock, par value $.01 per share, Shares outstanding - 2015: 609,330,124; Shares outstanding - 2014: 635,134,594	$ 9	$ 9
Additional paid-in capital	4,791	4,379
Retained earnings	36,575	34,317
Treasury stock	(23,308)	(19,307)
Accumulated other comprehensive income (loss)	(6,359)	(6,289)
Total 3M Company shareholders' equity	11,708	13,109
Noncontrolling interest	39	33
Total equity	11,747	13,142
Total liabilities and equity	$ 32,718	$ 31,209